SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.94%
Expected volatility	59.00%
Early exercise factor	130.00%
Forfeiture rate post vesting	1.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.52%
Expected volatility	60.00%
Early exercise factor	200.00%
Forfeiture rate post vesting	27.00%